UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/10

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2010 (Unaudited)

Common Stocks--90.2%	Shares	Value ($)
Brazil--7.4%
Banco Santander Brasil, ADR	723,240	8,649,950
Centrais Eletricas Brasileiras	141,462	1,831,730
Cielo	517,000	4,048,114
Cia de Saneamento Basico do Estado de Sao Paulo	147,630	2,479,357
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,040 a	137,724
Cia de Saneamento de Minas Gerais	406,300	5,688,178
Empresa Brasileira de Aeronautica, ADR	173,980	3,820,601
Grendene	824,120	4,218,305
Petroleo Brasileiro, ADR	163,600	6,977,540
Porto Seguro	545,600	5,449,509
Redecard	423,200	6,158,957
Tractebel Energia	243,230	2,787,424
Vale, ADR	612,230	17,056,728
		69,304,117
China--11.3%
Anhui Expressway, Cl. H	1,510,000	999,903
Asia Cement China Holdings	8,818,500	4,680,690
Bosideng International Holdings	11,518,000	2,448,381
China Construction Bank, Cl. H	14,657,130	11,084,217
China Molybdenum, Cl. H	927,000	726,108
China Pacific Insurance Group, Cl. H	497,800 a	2,036,182
China Railway Construction, Cl. H	6,399,000	8,425,215
Fuqi International	237,980 a	4,390,731
Harbin Power Equipment, Cl. H	5,034,000	4,053,323
Huaneng Power International, ADR	67,790	1,616,791
Huaneng Power International, Cl. H	9,842,600	5,921,677
Industrial & Commercial Bank of China, Cl. H	11,243,000	7,951,930
Lumena Resources	12,570,000	3,692,224
PetroChina, ADR	44,810	5,015,135
PetroChina, Cl. H	12,220,000	13,649,234
Renhe Commercial Holdings	30,452,000	6,983,189
Sinotrans, Cl. H	20,252,500	5,479,184
Soho China	11,382,000	5,601,443
Sohu.com	24,190 a	1,238,770
TPV Technology	4,553,630	3,050,556
Weiqiao Textile, Cl. H	8,523,100	5,918,400
		104,963,283

Hong Kong--5.7%
China Mobile	1,619,000	15,976,939
China Mobile, ADR	145,410	7,187,616
China Power International Development	20,500,872 a	4,991,742
China Unicom Hong Kong	1,577,198	1,891,707
CNOOC	1,756,000	2,769,006
CNOOC, ADR	3,560	559,952
Cosco Pacific	2,219,062	3,459,177
Denway Motors	9,831,300	5,496,910
Global Bio-Chem Technology Group	16,664,700	4,508,528
NWS Holdings	3,605,348	6,121,820
		52,963,397
Hungary--.4%
MOL Hungarian Oil and Gas	40,040 a	3,598,644

India--8.1%
Ambuja Cements	665,860	1,499,260
Andhra Bank	1,032,353	2,213,385
Bank of India	664,533	4,796,918
Bharat Petroleum	263,467	3,096,194
Bharti Airtel	1,891,856	11,458,320
Glenmark Pharmaceuticals	921,160	4,968,822
Hindustan Petroleum	670,801	4,993,268
India Cements	3,282,005	8,356,472
Indian Bank	1,213,128	4,309,953
Jet Airways India	167,422 a	1,463,785
Mahanagar Telephone Nigam	2,475,650	3,858,051
Reliance Industries	479,510	10,114,308
Rolta India	577,910	2,215,939
State Bank of India	118,960	5,096,382
State Bank of India, GDR	81,740 b	7,062,336
		75,503,393
Indonesia--1.2%
Indosat	5,943,500	3,247,118
Medco Energi Internasional	2,109,000	559,162
PT International Nickel Indonesia	9,027,500	3,650,649
Telekomunikasi Indonesia	3,856,500	3,428,918
		10,885,847
Israel--1.1%
Bank Hapoalim	232,970 a	967,266
Makhteshim-Agan Industries	848,300	4,323,434
Teva Pharmaceutical Industries, ADR	87,820	5,270,078
		10,560,778
Malaysia--3.6%

Gamuda	6,823,700	5,550,330
Genting Malaysia	11,505,380	9,189,439
Malayan Banking	8,116,630	16,612,219
Tenaga Nasional	981,150	2,293,335
		33,645,323
Mexico--2.9%
America Movil, ADR, Ser. L	166,980	7,442,299
Consorcio ARA	3,968,400 a	2,708,042
Desarrolladora Homex, ADR	135,420 a	3,702,383
Embotelladoras Arca	1,791,800	5,868,249
Grupo Continental	1,974,850	5,254,562
Industrias CH, Ser. B	552,100 a	1,797,358
		26,772,893
Philippines--.4%
Bank of the Philippine Islands	2,104,457	2,144,379
Metropolitan Bank & Trust	500,600	482,964
Union Bank of the Philippines	1,432,106	1,164,314
		3,791,657
Poland--1.1%
Asseco Poland	225,728	4,321,589
Bank Pekao	23,400 a	1,271,678
Telekomunikacja Polska	832,640	4,450,253
		10,043,520
Russia--4.2%
Gazprom, ADR	1,071,365	23,827,158
LUKOIL, ADR	205,155	10,770,637
MMC Norilsk Nickel, ADR	292,151 a	4,408,559
		39,006,354
South Africa--9.6%
Anglo Platinum	38,820 a	3,591,698
AngloGold Ashanti, ADR	173,756	6,321,243
ArcelorMittal South Africa	394,905	5,966,147
Barloworld	948,860	4,963,929
FirstRand	2,537,410	5,976,755
Gold Fields, ADR	323,570	3,717,819
JD Group	829,894	4,599,477
MTN Group	804,140	11,652,090
Murray & Roberts Holdings	1,536,354	7,679,283
Nampak	2,914,703	6,189,852
Nedbank Group	298,529	4,638,845
Sappi	1,057,033 a	4,039,242
Sasol	244,960	8,943,538
Sasol, ADR	24,950	913,918
Standard Bank Group	206,300	2,870,702

Telkom	679,790	2,953,312
Vodacom Group	624,894	4,349,376
		89,367,226
South Korea--16.6%
CJ Cheiljedang	15,093	2,726,083
Hyundai Development	244,480	7,039,945
Hyundai Motor	24,727	2,451,595
Jinro	30,860	945,834
Kangwon Land	630,760	8,972,791
KB Financial Group	211,600	8,893,439
KB Financial Group, ADR	6,398	267,884
Korea Electric Power	228,005	7,292,858
Korean Reinsurance	471,420	4,267,532
KT & G	102,117	5,652,135
KT, ADR	304,090	5,832,446
LG Electronics	38,256	3,529,090
Lotte Chilsung Beverage	1,298 a	907,559
Lotte Shopping	16,221	4,461,160
Nong Shim	23,624	4,460,433
OCI	33,034	5,026,727
POSCO	21,167	9,671,963
POSCO, ADR	9,740	1,124,580
S-Oil	139,138	6,525,655
Samsung Electronics	46,169	29,614,394
Samsung Fire & Marine Insurance	34,521	5,491,098
Shinhan Financial Group	174,258	6,227,256
SK Telecom	21,064	3,132,632
SK Telecom, ADR	434,070	7,240,288
Tong Yang Life Insurance	492,650	5,882,578
Yuhan	53,974	7,584,931
		155,222,886
Taiwan--11.6%
Asia Cement	4,201,000	3,850,944
Asustek Computer	2,080,452	3,671,481
AU Optronics, ADR	150,170	1,557,263
Catcher Technology	2,678,000	5,469,140
Chang Hwa Commercial Bank	9,078,000	4,005,104
China Steel	7,104,186	7,132,428
Chinatrust Financial Holding	9,962,518	5,404,874
Compal Electronics	964,432	1,383,237
CTCI	1,527,000	1,509,265
First Financial Holding	15,365,683	8,264,340
HON HAI Precision Industry	1,089,550	4,314,377
HTC	621,000	6,273,412

Mega Financial Holding	3,223,000	1,783,717
Nan Ya Printed Circuit Board	1,581,866	6,214,518
Quanta Computer	3,955,000	8,077,091
SinoPac Financial Holdings	20,530,103 a	6,625,195
Taiwan Semiconductor Manufacturing	6,653,638	12,198,423
Taiwan Semiconductor Manufacturing, ADR	251,610	2,453,197
Tatung	32,122,000 a	6,710,341
Transcend Information	143,090	484,068
United Microelectronics	16,759,445 a	8,073,378
Yageo	8,857,200	3,037,780
		108,493,573
Thailand--3.2%
Bangkok Bank	1,397,960	5,010,079
Kasikornbank	2,920,600	7,949,614
Krung Thai Bank	15,999,200	4,838,712
PTT	1,312,500	9,209,134
Siam Cement	114,370	792,098
Thai Union Frozen Products	2,364,021	2,466,618
		30,266,255
Turkey--1.7%
Anadolu Efes Biracilik ve Malt Sanayii	119,940	1,209,870
Turk Sise ve Cam Fabrikalari	2,573,258 a	2,995,062
Turkcell Iletisim Hizmet	640,740	3,749,562
Turkcell Iletisim Hizmet, ADR	185,700	2,750,217
Turkiye Is Bankasi, Cl. C	1,967,930	5,446,325
		16,151,036
United Kingdom--.1%
JKX Oil & Gas	340,163	1,303,451

Total Common Stocks
(cost $784,645,997)		841,843,633

Preferred Stocks--7.0%
Brazil
Braskem, Cl. A	821,500 a	5,809,573
Cia de Tecidos do Norte de Minas - Coteminas	875,348	3,167,848
Cia Energetica de Minas Gerais	567,870	9,335,925
Cia Energetica de Minas Gerais, ADR	76,689	1,255,399
Itau Unibanco Holding, ADR	650,366	12,981,305
Petroleo Brasileiro, ADR (Preferred)	693,070	26,613,888
Tele Norte Leste Participacoes, ADR	332,850	5,781,605
Total Preferred Stocks
(cost $47,860,030)		64,945,543

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,000,000)	11,000,000 c	11,000,000

Total Investments (cost $843,506,027)	98.4%	917,789,176
Cash and Receivables (Net)	1.6%	15,216,685
Net Assets	100.0%	933,005,861

ADR - American Depository Receipts

GDR - Global Depository Receipts

a	Non-income producing security.
b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, this security had a total market value of $7,062,336 or .8% of net assets.

c	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $843,506,027.

Net unrealized appreciation on investments was $74,283,149 of which $119,559,506 related to appreciated investment securities and $45,276,357 related to depreciated investment securities.

At February 28, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	at 2/28/2010 ($)
Sales:
Hong Kong Dollar,
Expiring 3/1/2010	2,193,679	282,590	282,612	(22)
Philippines Peso,
Expiring 3/1/2010	2,302,816	49,683	49,925	(242)
Philippines Peso,
Expiring 3/2/2010	2,833,540	61,332	61,432	(100)
South African Rand,
Expiring 3/1/2010	2,460,985	311,900	318,677	(6,777)
				(7,141)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Significant Observable		Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	906,789,176	-	-	906,789,176
Mutual Funds	11,000,000	-	-	11,000,000
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	(7,141)	-	(7,141)
+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)